Shareholder Report, Holdings (Details)	Oct. 31, 2025
Indexperts Gorilla Aggressive Growth ETF | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Indexperts Gorilla Aggressive Growth ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Indexperts Gorilla Aggressive Growth ETF | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Indexperts Gorilla Aggressive Growth ETF | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Indexperts Gorilla Aggressive Growth ETF | Palantir Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Indexperts Gorilla Aggressive Growth ETF | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Indexperts Gorilla Aggressive Growth ETF | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Indexperts Gorilla Aggressive Growth ETF | Amphenol Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Indexperts Gorilla Aggressive Growth ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Indexperts Gorilla Aggressive Growth ETF | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Indexperts Gorilla Aggressive Growth ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Indexperts Gorilla Aggressive Growth ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Indexperts Gorilla Aggressive Growth ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Indexperts Gorilla Aggressive Growth ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Indexperts Gorilla Aggressive Growth ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Indexperts Gorilla Aggressive Growth ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Indexperts Gorilla Aggressive Growth ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Indexperts Gorilla Aggressive Growth ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Indexperts Gorilla Aggressive Growth ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Indexperts Gorilla Aggressive Growth ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Indexperts Quality Earnings Focused ETF | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Indexperts Quality Earnings Focused ETF | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Indexperts Quality Earnings Focused ETF | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Indexperts Quality Earnings Focused ETF | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Indexperts Quality Earnings Focused ETF | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Indexperts Quality Earnings Focused ETF | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Indexperts Quality Earnings Focused ETF | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Quality Earnings Focused ETF | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Indexperts Quality Earnings Focused ETF | T-Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Indexperts Quality Earnings Focused ETF | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Indexperts Quality Earnings Focused ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Indexperts Quality Earnings Focused ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Indexperts Quality Earnings Focused ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Indexperts Quality Earnings Focused ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Indexperts Quality Earnings Focused ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Indexperts Quality Earnings Focused ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Indexperts Quality Earnings Focused ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Indexperts Quality Earnings Focused ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Indexperts Quality Earnings Focused ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Indexperts Quality Earnings Focused ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Indexperts Yield Focused Fixed Income ETF | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Indexperts Yield Focused Fixed Income ETF | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Indexperts Yield Focused Fixed Income ETF | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Indexperts Yield Focused Fixed Income ETF | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Indexperts Yield Focused Fixed Income ETF | Goldman Sachs Group Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Indexperts Yield Focused Fixed Income ETF | Owens Corning [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Indexperts Yield Focused Fixed Income ETF | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Yield Focused Fixed Income ETF | Walt Disney Co/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Yield Focused Fixed Income ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Yield Focused Fixed Income ETF | Consolidated Edison Co of New York Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Yield Focused Fixed Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Indexperts Yield Focused Fixed Income ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Indexperts Yield Focused Fixed Income ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Indexperts Yield Focused Fixed Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Indexperts Yield Focused Fixed Income ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Indexperts Yield Focused Fixed Income ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Indexperts Yield Focused Fixed Income ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Indexperts Yield Focused Fixed Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Indexperts Yield Focused Fixed Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%